Accumulated Other Comprehensive Income - Changes in AOCI (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accumulated Other Comprehensive Income (Loss) [Line Items]
Income tax expense (benefit)	$ (259)	$ 424	$ (317)
Other comprehensive income (loss), after tax	604	(881)	574
Unrealized gains (losses) on AFS securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive income (loss), before reclassifications, before tax	1,397	(1,661)	1,225
DAC, DSI, VOBA, and future policy benefit adjustment on AFS securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive income (loss), before reclassifications, before tax	(499)	419	(317)
Unrealized gains (losses) on AFS securities, including DAC, DSI, VOBA, and future policy benefits
Accumulated Other Comprehensive Income (Loss) [Line Items]
Reclassification adjustment for gains (losses) realized in net income	20	72	9
Income tax expense (benefit)	261	(428)	318
Other comprehensive income (loss), after tax	617	(886)	581
Noncredit component of OTTI losses on AFS securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive income (loss), before reclassifications, before tax	(9)	(13)	(1)
Reclassification adjustment for gains (losses) realized in net income	(7)	(3)	0
Income tax expense (benefit)	0	(4)	1
Other comprehensive income (loss), after tax	(2)	(6)	(2)
Unrealized gains (losses) on hedging instruments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive income (loss), before reclassifications, before tax	(5)	11	10
Income tax expense (benefit)	(2)	4	4
Other comprehensive income (loss), after tax	(3)	7	6
Pension adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive income (loss), before reclassifications, before tax	0	12	(17)
Income tax expense (benefit)	0	4	(6)
Other comprehensive income (loss), after tax	0	8	(11)
Foreign currency translation adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive income (loss), after tax	$ (8)	$ (4)	$ 0